Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees

Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	18,296	2,616
2027	20,364	2,912
2028	19,613	2,805
2029	17,769	2,541
2030 and thereafter	64,109	9,167
	140,151	20,041

Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Commitments for Licensed Copyrights and Produced Content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	8,827,695	1,262,344
2027	5,109,474	730,645
2028	2,778,807	397,364
2029	827,147	118,280
2030 and thereafter	378,960	54,191
	17,922,083	2,562,824

Fixed Assets
Long-Term Purchase Commitment [Line Items]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements

Future minimum payments under non-cancelable agreements for the purchase of fixed assets consist of the following as of December 31, 2025:

	RMB	US$
	(In thousands)
2026	18,258	2,610
2027	16,621	2,377
2028	15,908	2,275
2029	7,235	1,035
2030 and thereafter	—	—
	58,022	8,297